CONDENSED INTERIM STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Warrants [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2019	$ 4,692	$ 265,938	$ 0	$ 12,132	$ (1,416)	$ (247,966)	$ 33,380
CHANGES FOR
Issuance of share capital, net	3,581	4,754	0	0	0	0	8,335
Employee stock options exercised	8	224	0	(224)	0	0	8
Employee stock options forfeited and expired		191	0	(191)	0	0	0
Share-based compensation		0	0	922	0	0	922
Comprehensive loss for the period		0	0	0	0	(13,415)	(13,415)
BALANCE at Jun. 30, 2020	8,281	271,107	0	12,639	(1,416)	(261,381)	29,230
BALANCE at Mar. 31, 2020	4,907	267,140	0	12,488	(1,416)	(254,611)	28,508
CHANGES FOR
Issuance of share capital, net	3,373	3,859	0	0	0	0	7,232
Employee stock options exercised	1	20	0	(20)	0	0	1
Employee stock options forfeited and expired		88	0	(88)	0	0	0
Share-based compensation		0	0	259	0	0	259
Comprehensive loss for the period		0	0	0	0	(6,770)	(6,770)
BALANCE at Jun. 30, 2020	8,281	271,107	0	12,639	(1,416)	(261,381)	29,230
BALANCE at Dec. 31, 2020	9,870	279,241	0	12,322	(1,416)	(277,987)	22,030
CHANGES FOR
Issuance of share capital and warrants, net	8,386	37,495	975	0	0	0	46,856
Warrants exercised	2,235	18,967	0	0	0	0	21,202
Employee stock options exercised	5	41	0	(39)	0	0	7
Employee stock options forfeited and expired		143	0	(143)	0	0	0
Share-based compensation		0	0	832	0	0	832
Comprehensive loss for the period		0	0	0	0	(17,034)	(17,034)
BALANCE at Jun. 30, 2021	20,496	335,887	975	12,972	(1,416)	(295,021)	73,893
BALANCE at Mar. 31, 2021	18,731	321,920	975	12,616	(1,416)	(288,179)	64,647
CHANGES FOR
Issuance of share capital, net	1,581	12,516	0	0	0	0	14,097
Warrants exercised	184	1,444	0	0	0	0	1,628
Employee stock options exercised		3	0	(1)	0	0	2
Employee stock options forfeited and expired		4	0	(4)	0	0	0
Share-based compensation		0	0	361	0	0	361
Comprehensive loss for the period		0	0	0	0	(6,842)	(6,842)
BALANCE at Jun. 30, 2021	$ 20,496	$ 335,887	$ 975	$ 12,972	$ (1,416)	$ (295,021)	$ 73,893